NET LOSS PER SHARE (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Stock Options and Warrants [Member]
Earnings Per Share [Line Items]
Number of shares excluded from the calculation of diluted loss per share	63,970,118	61,873,817
Convertible Series A and Series B Preferred Stock [Member]
Earnings Per Share [Line Items]
Number of shares excluded from the calculation of diluted loss per share	195,595,025	182,601,216
Convertible Notes [Member]
Earnings Per Share [Line Items]
Number of shares excluded from the calculation of diluted loss per share	12,030,000	11,630,000